UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	754,280,000	754,280,000	129,980,000
Common stock, shares outstanding	754,280,000	754,280,000